Accounting Principles	6 Months Ended
Jun. 30, 2025
Accounting Principles
Accounting principles

Note 3.    Accounting principles

3.1	Use of estimates and judgment

The preparation of financial statements requires management to make judgments and estimates and apply assumptions that can affect the carrying amounts of assets, liabilities, income and expenses, as well as the information presented in the accompanying notes. Actual reported values may differ from the accounting estimates made.

There have been no significant changes in the material judgments and main estimates used by management when applying the Company’s accounting policies in the preparation of these unaudited interim condensed consolidated financial statements from those described in the annual financial statements prepared in accordance with IFRS Accounting Standards for the year ended December 31, 2024.

The conflict in Ukraine and the conflict in the Middle East have not led to any material changes in the estimates or judgements made by management in the preparation of the Company’s consolidated financial statements.

3.2Fair value measurement

In the table below, financial instruments are measured at fair value according to a hierarchy comprising three levels of valuation inputs:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
●	Level 2: Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3: Unobservable inputs for the asset or liability.

The table below presents the financial liabilities of the Company measured at fair value on June 30, 2025:

At June 30, 2025 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	42,251
Short-term financial debt – derivatives	—	—	—
Total liabilities	—	—	42,251

The table below presents the financial liabilities of the Company measured at fair value at December 31, 2024:

At December 31, 2024 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	24,315
Short-term financial debt – derivatives	—	—	73,400
Total liabilities	—	—	97,715

3.3Specific disclosure requirements for unaudited interim financial statements

Seasonality of operations

The Company’s operations are not subject to material seasonal fluctuations.

Income tax

Income tax is recognized in the financial statements for each interim period. The amount corresponds to a best estimate calculated by applying the expected weighted average tax rate for the entire year.

The income tax amount recorded as due for an interim period may have to be adjusted in the subsequent interim period of the same year if the estimated annual average tax rate changes.

3.4Going concern

From inception, the Company has financed its growth through successive capital increases, debt including royalty certificates, collaboration and license agreements and payment of French Research tax credit (Credit d’Impôt Recherche, ‘CIR’) receivables. The Company continues to pursue its research and development activities for lanifibranor.

The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it was developing and the product candidate it continues to develop, which necessitates a research and development phase spanning several years. The Company does not expect to generate revenue from product sales in the near future. With the biopharmaceutical industry’s product development phases requiring increasing investments, the Company’s financing needs will continue to grow as clinical trials of lanifibranor progress.

As of June 30, 2025, the Company had €122.1 million of cash and cash equivalents, consisting of cash and short-term deposit accounts that are liquid and easily convertible within 3 months without penalty or risk of change in value (refer to Note 4.7 – Cash and Cash equivalents) and 24.6 million of short-term deposits convertible in a period exceeding 3 months (refer to Note 4.6 – Trade receivables, tax receivables and other current assets).

Following June 30, 2025, the Company received on July 7, 2025, a milestone payment of $10 million (€8.5 million2) from CTTQ following the closing of the T2 Transaction (refer to Note 1.2 – Significant events in the first half of 2025).

As of the date of authorization for issuance of these unaudited interim condensed financial statements, given its current cost structure and its projected expenditure commitments, the Company estimates that it would be able to finance its activities until the end of the third quarter of 2026. This estimate is based on the Company’s current business plan, including the partially implemented Strategic Pipeline Prioritization Plan, but excludes any potential future milestone payments payable to or by the Company, any potential further proceeds from the Structured Financing, and any additional expenditures related to any other product candidates or resulting from any potential in licensing or acquisition of additional product candidates or technologies, or any associated development the Company may pursue. The Company may have based this estimate on assumptions that are incorrect or may amend its business plan in the future, and the Company may end up using its resources sooner than anticipated. The Company will need to raise additional funds to support its activities and research programs and development, as currently planned, through:

●	potential public or private offerings; and
●	potential strategic transactions such as business development partnerships and/or other business development arrangements.

The Company cannot guarantee that it will be able to obtain the necessary financing or execute any transaction, through any of the aforementioned measures or by other means, to meet its needs or to obtain funds on acceptable terms and conditions, on a timely basis, or at all. If the Company is unable to obtain funding in a timely manner, it may be required to significantly curtail, delay or discontinue one or more of its research or development programs or the commercialization of any approved product or be unable to expand its operations or otherwise capitalize on its business opportunities, as desired, which would impair the Company’s prospects and operations.

The unaudited interim condensed consolidated financial statements as of and for the period ended June 30, 2025, have been prepared on a going concern basis assuming that the Company will continue to operate for the foreseeable future. As such, they do not include any adjustments related to the amount or classification of assets and liabilities that may be required if the Company were not able to continue as a going concern.

[2] The exchange rate at the payment date was 1.173 dollar for one euro